Variable Interest Entities (Summary of the Impact of Qualifying LIHTC Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
LIHTC credits and benefits, net of amortization	$ (5,327)	$ (6,165)	$ (7,239)
Low income housing tax credits
Variable Interest Entity [Line Items]
Amortization of qualifying LIHTC investments	14,037	14,223	13,496
LIHTC credits and benefits, net of amortization	(11,037)	(10,100)	(9,450)
Other tax benefits related to qualifying LIHTC investments
Variable Interest Entity [Line Items]
LIHTC credits and benefits, net of amortization	$ (5,045)	$ (9,779)	$ (10,787)